Cover Page	Mar. 02, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 02, 2023
Entity Registrant Name	Q2 HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36350
Entity Tax Identification Number	20-2706637
Entity Address, Address Line One	10355 Pecan Park Boulevard
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78729
City Area Code	833
Local Phone Number	444-3469
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001410384
Amendment Flag	false